Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations	$ (115,212)	$ (88,333)	$ (103,683)
Theoretical group tax rate	25.35%	23.66%	34.43%
Theoretical tax benefit (expense)	$ 29,208	$ 20,901	$ 35,698
Permanent differences	(1,131)	832	293
Research tax credit	2,786	2,079	2,926
Share-based compensation & other IFRS adjustments	(7,828)	(8,065)	(8,297)
Non recognition of deferred tax assets related to tax losses and temporary differences	(23,079)	(15,652)	(30,713)
Other differences	43	(95)	92
Effective tax expense	$ 0
Effective tax rate	0.00%	0.00%	0.00%